SHARE-BASED PAYMENTS - Narrative (Details)			12 Months Ended
	Jan. 01, 2020 shares	Jan. 01, 2019 shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Trading days prior to redemption date			5 days
Weighted average remaining contractual life of outstanding share options			4 years 7 months 6 days
Weighted average share price at the date of exercise for share options exercised (in CAD per share) | $ / shares			$ 49.79	$ 48.87
Measurement period for weighted average exercise price of lon-term share unit award incentive plans			20 days
Weighted average exercise price long-term share unit award incentive plans (in CAD per share) | $ / shares			$ 32.53	$ 47.52
Number of share options granted in share-based payment arrangement			7,316,000	5,470,000
Number of other equity instruments granted in share-based payment arrangement	987,000	971,000
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
DSUs as a percent of total director compensation			50.00%
Share-based Compensation Award, Tranche One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options granted in share-based payment arrangement			0.3333
Share-based Compensation Award, Tranche Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options granted in share-based payment arrangement			0.3333
Share-based Compensation Award, Tranche Three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options granted in share-based payment arrangement			0.3333
PSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	469,000	475,000
Weighted average remaining contractual life of outstanding other equity instruments (years)			3 years
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement	487,000	460,000
RSUs | Share-based Compensation Award, Tranche One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement			0.3333
RSUs | Share-based Compensation Award, Tranche Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement			0.3333
RSUs | Share-based Compensation Award, Tranche Three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement			0.3333
Share Option Plan and Share Unit Award Incentive Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options			7 years